                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2001
                                              --------------
Check here if Amendment [_]; Amendment Number:______________
  This Amendment (Check only one.):     [_] is a restatement.
                                        [_] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

Name:     Trove Market Neutral Advisors, L.L.C.
          ---------------------------------------------
Address:  1 S. Wacker Dr., Suite 350
          ---------------------------------------------
          Chicago, IL 60601
          ---------------------------------------------
          _____________________________________________

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Metzler
          -----------------------------------------------------------
Title:    Managing Member of Trove Partners L.L.C., Managing Member
          -----------------------------------------------------------
          of Trove Market Neutral Advisors, L.L.C.
          -----------------------------------------------------------
Phone:    312-236-9494
          -----------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard J. Metzler              Chicago, IL              4/8/02
----------------------   ------------------------------ --------------
      (Signature)                 (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number         Name

    28-__________________        ________________________
    [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                        -------------------

Form 13F Information Table Entry Total:   41
                                        -------------------

Form 13F Information Table Value Total:   158,909
                                        -------------------
                                           (thousands)

List of Other Included Managers:          NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-__________________         _________________________

     [Repeat as necessary.]

                         FORM 13F INFORMATION TABLE

      COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7          COLUMN 8
-------------------  --------------   ----------  ----------  -------------------  ------------  ----------   ----------------------
                                                    VALUE      SHRS OR  SH/ PUT/    INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS     CUSIP      (x$1000)   PRN  AMT  PRN  CALL   DISCRETION    MANAGERS     SOLE   SHARED   NONE
-------------------  --------------   ----------  ----------  ---  ---  ---  ----  ------------  ----------   ------ -------- ------
JOY GLOBAL INC          Common         481165108     1994      118720   sh             SOLE                   118720    0       0
PEABODY ENERGY CORP     Common         704549104     3490      123800   sh             SOLE                   123800    0       0
ALLEGHENY ENERGY INC    Common         017361106     7971      220070   sh             SOLE                   220070    0       0
AMERICAN ELEC PWR INC   Common         025537101     3488       80140   sh             SOLE                    80140    0       0
CONSOLIDATED EDISON     Common         209115104     6626      164170   sh             SOLE                   164170    0       0
DOMINION RESOURCES      Common         25746U109     8414      140000   sh             SOLE                   140000    0       0
DUKE ENERGY CORP        Common         264399106     3704       95000   sh             SOLE                    95000    0       0
FIRSTENERGY CORP        Common         337932107     7307      208900   sh             SOLE                   208900    0       0
PG&E CORP               Common         69331C108     2232      116030   sh             SOLE                   116030    0       0
PINNACLE WEST CAP CORP  Common         723484101     3448       82400   sh             SOLE                    82400    0       0
PPL CORP                Common         69351T106     4773      136960   sh             SOLE                   136960    0       0
TXU CORP                Common         873168108     7968      169000   sh             SOLE                   169000    0       0
DQE INC                 Common         23329J104     4551      240400   sh             SOLE                   240400    0       0
ENERGY EAST CORP        Common         29266M109     4168      219480   sh             SOLE                   219480    0       0
SCANA CORP              Common         80589M102     3987      143260   sh             SOLE                   143260    0       0
SIERRA PAC RES          Common         826428104     5768      383280   sh             SOLE                   383280    0       0
WISCONSIN ENERGY CORP   Common         976657106     2978      132000   sh             SOLE                   132000    0       0
CHESAPEAKE ENERGY CORP  Common         165167107     2066      312530   sh             SOLE                   312530    0       0
EVERGREEN RES INC       Common         299900308     3282       85000   sh             SOLE                    85000    0       0
NOBLE AFFILIATES INC    Common         654894104     3564      101000   sh             SOLE                   101000    0       0
OCEAN ENERGY INC        Common         67481E106     3792      197480   sh             SOLE                   197480    0       0
SPINNAKER EXPL CO       Common         84855W109      967       23500   sh             SOLE                    23500    0       0
STONE ENERGY CORP       Common         861642106     3612       91450   sh             SOLE                    91450    0       0
XTO ENERGY CORP         Common         98385X106     3878      221610   sh             SOLE                   221610    0       0
BALLARD PWR SYS INC     Common         05858H104      973       32900   sh             SOLE                    32900    0       0
AGL RES INC             Common         001204106     2177       94590   sh             SOLE                    94590    0       0
EQUITABLE RES INC       Common         294549100     3060       89810   sh             SOLE                    89810    0       0
NICOR INC               Common         654086107     2165       51990   sh             SOLE                    51990    0       0
NUI CORP                Common         629431107     2398      101180   sh             SOLE                   101180    0       0
PEOPLES ENERGY CORP     Common         711030106     2985       78700   sh             SOLE                    78700    0       0
MIRANT CORP             Common         604675108     3204      200000   sh             SOLE                   200000    0       0
NRG ENERGY INC          Common         629377102     2170      140000   sh             SOLE                   140000    0       0
EXXON MOBIL CORP        Common         30231G102     5196      132210   sh             SOLE                   132210    0       0
KERR MCGEE CORP         Common         492386107     5425       99000   sh             SOLE                    99000    0       0
USX MARATHON GROUP      Common         902905827     3388      112920   sh             SOLE                   112920    0       0
GLOBALSANTAFE CORP SHS  Common         G3930E101     2501       87700   sh             SOLE                    87700    0       0
ROWAN COS INC           Common         779382100     2471      127550   sh             SOLE                   127550    0       0
NEWPOWER HLDGS INC      Common         652463100      469      633510   sh             SOLE                   633510    0       0
ALLIANT ENERGY CORP     Common         018802108     4054      133530   sh             SOLE                   133530    0       0
EL PASO CORP            Common         28336L109     4015       90000   sh             SOLE                    90000    0       0
SPDR TR UNIT SER 1      Common         78462F103     8230       72000   sh             SOLE                    72000    0       0
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